Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Apr. 15, 2018	Oct. 31, 2017	Dec. 14, 2016
C000175541
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,715	$ 17,748	$ 15,580	$ 19,366	$ 15,637	$ 14,000	$ 11,649		$ 11,998	$ 9,450
C000175542
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 22,434	17,663	15,622	19,557	15,923	14,358	12,041		12,487	9,900
C000201705
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 18,776	14,614	12,777	15,818	12,721	11,346	9,408	$ 10,000
C000175545
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,559	18,452	16,239	20,231	16,378	14,708	12,265		12,665	10,000
C000175546
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,768	19,284	16,865	20,879	16,796	14,983	12,418		12,739	10,000
C000175543
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,476,824	1,928,389	1,686,471	2,087,935	1,679,598	1,498,335	1,241,846		1,273,901	1,000,000
C000175544
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,506	19,096	16,719	20,730	16,706	14,911	12,382		12,718	10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 16,861	13,561	12,101	16,076	12,399	12,731	11,442		12,469	10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 16,861	13,561	12,101	16,076	12,399	12,731	11,442		12,469	10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 13,096	10,533	9,399	12,487	9,630	9,889	8,887	$ 10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 16,861	13,561	12,101	16,076	12,399	12,731	11,442		12,469	10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 16,861	13,561	12,101	16,076	12,399	12,731	11,442		12,469	10,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 1,686,051	1,356,110	1,210,056	1,607,620	1,239,874	1,273,102	1,144,155		1,246,900	1,000,000
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Account Value	$ 16,861	$ 13,561	$ 12,101	$ 16,076	$ 12,399	$ 12,731	$ 11,442		$ 12,469	$ 10,000